Summary of Account Balances of Deferred Variable Annuity Contracts With Guarantees Invested in Separate Accounts (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Summarizes account balances of deferred variable annuity
Deferred variable annuity	[1]	$ 65,650	$ 58,839
Bonds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		7,167	5,986
Domestic equity [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		53,617	48,824
International Equity [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		3,874	3,010
Total mutual funds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		64,658	57,820
Money market funds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		$ 992	$ 1,019

[1]	Excludes $40.0 billion and $30.2 billion as of December 31, 2017 and 2016, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.